Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Summary of Ordinary Shares Issued and Outstanding

As of June 30, 2023 and December 31, 2022, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	June 30,	December 31,
	2023	2022
Ordinary shares	39,329,872	39,316,360
Class A non-voting ordinary shares	1,616,367	1,616,367
Deferred Shares	1	1
Total ordinary and deferred shares	40,946,240	40,932,728